Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Levin Large Cap Value VP

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information

Effective on or about December 1, 2020, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with Levin Easterly Partners LLC (“Levin”) with respect to Transamerica Levin Large Cap Value VP (the “portfolio”) and will enter into a new investment sub-advisory agreement with Rothschild & Co Asset Management US Inc. (“Rothschild”) with respect to the portfolio. An information statement will be made available to investors which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

In connection with the change in sub-adviser from Levin to Rothschild, the following will also change with respect to the portfolio: (i) the portfolio will be renamed; (ii) the portfolio’s principal investment strategies will be revised; and (iii) the portfolio will have lower management fee and sub-advisory fee schedules. These changes are described below.

TAM will continue to serve as the portfolio’s investment manager.

* * *

Effective on or about December 1, 2020, Transamerica Levin Large Cap Value VP will be renamed Transamerica Rothschild & Co Large Cap Value VP and the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning the portfolio:

* * *

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.59%	0.59%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses[2]	0.58%	0.58%
Total annual fund operating expenses	1.17%	1.42%
Fee waiver and/or expense reimbursement[3]	0.22%	0.22%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.95%	1.20%

[1]	Management fees have been restated to reflect a reduction in management fees effective December 1, 2020.
[2]	Other expenses for Initial Class shares are based on estimates for the current fiscal year.
[3]
Contractual arrangements have been made with the portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2021 to waive fees and/or reimburse portfolio expenses to the extent that total annual fund operating expenses exceed 0.95% for Initial Class shares and 1.20% for Service Class shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2021 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the portfolio, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM's agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$97	$350	$622	$1,401
Service Class	$122	$428	$755	$1,683

* * *

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s principal investment strategies will be as follows:

Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies. The portfolio considers large cap companies to be companies with capitalizations within the range of companies included in the Russell 1000® Index[1]. As of December 31, 2019, the market capitalization range of the Russell 1000® Index was between approximately $823.8 million and $1,287.6 billion. The portfolio’s sub-adviser, Rothschild & Co Asset Management US Inc. (the “sub-adviser”), normally focuses primarily on companies with market capitalizations greater than $5 billion. The portfolio typically holds between 35 and 50 positions. The portfolio’s benchmark is the Russell 1000® Value Index.

The portfolio will employ a relative value approach, combining a quantitative screening tool to identify attractive candidate securities with a bottom-up, fundamental research process to select and weight individual securities. The sub-adviser invests in securities it believes to be attractively valued with the potential to exceed investor expectations and may sell securities that no longer meet the investment criteria of the portfolio management team.

The portfolio will generally invest in companies across a variety of industries and sectors. Valuation is assessed on both a relative and absolute basis. The portfolio will invest primarily in common stock and depositary receipts. The portfolio may invest up to 20% of its assets in non-U.S. securities. The portfolio considers non-U.S. securities to include issuers organized or located outside the U.S. and trade primarily in a market located outside the U.S. The portfolio may invest up to 20% of its net assets in small and/or medium capitalization companies.

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.

* * *

Investors Should Retain this Supplement for Future Reference

August 10, 2020

Transamerica Levin Large Cap Value VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Levin Large Cap Value VP

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information

Effective on or about December 1, 2020, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with Levin Easterly Partners LLC (“Levin”) with respect to Transamerica Levin Large Cap Value VP (the “portfolio”) and will enter into a new investment sub-advisory agreement with Rothschild & Co Asset Management US Inc. (“Rothschild”) with respect to the portfolio. An information statement will be made available to investors which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

In connection with the change in sub-adviser from Levin to Rothschild, the following will also change with respect to the portfolio: (i) the portfolio will be renamed; (ii) the portfolio’s principal investment strategies will be revised; and (iii) the portfolio will have lower management fee and sub-advisory fee schedules. These changes are described below.

TAM will continue to serve as the portfolio’s investment manager.

* * *

Effective on or about December 1, 2020, Transamerica Levin Large Cap Value VP will be renamed Transamerica Rothschild & Co Large Cap Value VP and the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning the portfolio:

* * *

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.59%	0.59%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses[2]	0.58%	0.58%
Total annual fund operating expenses	1.17%	1.42%
Fee waiver and/or expense reimbursement[3]	0.22%	0.22%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.95%	1.20%

[1]	Management fees have been restated to reflect a reduction in management fees effective December 1, 2020.
[2]	Other expenses for Initial Class shares are based on estimates for the current fiscal year.
[3]
Contractual arrangements have been made with the portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2021 to waive fees and/or reimburse portfolio expenses to the extent that total annual fund operating expenses exceed 0.95% for Initial Class shares and 1.20% for Service Class shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2021 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the portfolio, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM's agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$97	$350	$622	$1,401
Service Class	$122	$428	$755	$1,683

* * *

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s principal investment strategies will be as follows:

Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies. The portfolio considers large cap companies to be companies with capitalizations within the range of companies included in the Russell 1000® Index[1]. As of December 31, 2019, the market capitalization range of the Russell 1000® Index was between approximately $823.8 million and $1,287.6 billion. The portfolio’s sub-adviser, Rothschild & Co Asset Management US Inc. (the “sub-adviser”), normally focuses primarily on companies with market capitalizations greater than $5 billion. The portfolio typically holds between 35 and 50 positions. The portfolio’s benchmark is the Russell 1000® Value Index.

The portfolio will employ a relative value approach, combining a quantitative screening tool to identify attractive candidate securities with a bottom-up, fundamental research process to select and weight individual securities. The sub-adviser invests in securities it believes to be attractively valued with the potential to exceed investor expectations and may sell securities that no longer meet the investment criteria of the portfolio management team.

The portfolio will generally invest in companies across a variety of industries and sectors. Valuation is assessed on both a relative and absolute basis. The portfolio will invest primarily in common stock and depositary receipts. The portfolio may invest up to 20% of its assets in non-U.S. securities. The portfolio considers non-U.S. securities to include issuers organized or located outside the U.S. and trade primarily in a market located outside the U.S. The portfolio may invest up to 20% of its net assets in small and/or medium capitalization companies.

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.

* * *

Investors Should Retain this Supplement for Future Reference

August 10, 2020